Significant accounting policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2020
Significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Building [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	20 years
Motor vehicles [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	5 years
Equipment, fixture and furniture, and other fixed assets [Member] | Minimum [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	2 years
Equipment, fixture and furniture, and other fixed assets [Member] | Maximum [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Lives	10 years